August 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	The Dreyfus/Laurel Funds Trust
	-	Dreyfus Premier Equity Income Fund
	-	Dreyfus Emerging Markets Debt Local Currency Fund

File No. 811-524

Gentlemen,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended May 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

Very truly yours,

/s/ Liliana Holguín

Liliana Holguín,
Paralegal

LH/ Enclosures